Deposits [Text Block]	12 Months Ended
Mar. 31, 2019
Banking and Thrift [Abstract]
Deposits [Text Block]
9.	DEPOSITS

The balances of time deposits, including CDs, issued in amounts of ¥10 million (approximately U.S.$90 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 29, 2019) or more with respect to domestic deposits and issued in amounts of U.S.$100,000 or more with respect to foreign deposits were ¥27,381,920 million and ¥22,386,612 million, respectively, at March 31, 2018, and ¥25,899,780 million and ¥23,858,381 million, respectively, at March 31, 2019.

The maturity information at March 31, 2019 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥33,351,324	¥23,559,245
Due after one year through two years	4,987,763	1,145,596
Due after two years through three years	2,688,960	351,794
Due after three years through four years	539,629	146,985
Due after four years through five years	574,244	22,104
Due after five years	836,549	29,634

Total	¥42,978,469	¥25,255,358